LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 6) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded Investment
With no related allowance recorded	$ 60,463,074	$ 39,195,977
With an allowance recorded	4,659,293	26,548,844
Total	65,122,367	65,744,821
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	24,995,264	101,902
With an allowance recorded	751,226
Total	25,746,490	101,902
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	45,250,788	39,133,109
With an allowance recorded	4,150,259	26,778,493
Total	49,401,047	65,911,602
Related Allowance	624,825	8,976,033
Interest Income Recognized During Period
With no related allowance recorded	2,399,542	908,648
With an allowance recorded	95,672	1,051,462
Total	2,495,214	1,960,110
Residential real estate first mortgage
Recorded Investment
With no related allowance recorded	30,706,940	25,772,623
With an allowance recorded	3,932,673	14,673,518
Total	34,639,613	40,446,141
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	6,637,737	101,902
With an allowance recorded	751,226
Total	7,388,963	101,902
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	26,672,337	25,595,485
With an allowance recorded	3,417,970	14,611,480
Total	30,090,307	40,206,965
Related Allowance	346,365	3,175,977
Average Recorded Investment During Period
With no related allowance recorded	29,553,434	29,102,712
With an allowance recorded	8,404,107	12,500,659
Total	37,957,541	41,603,371
Interest Income Recognized During Period
With no related allowance recorded	1,026,328	420,013
With an allowance recorded	78,724	641,798
Total	1,105,052	1,061,811
Residential real estate second mortgage
Recorded Investment
With no related allowance recorded	3,840,089	2,726,816
With an allowance recorded	393,983	1,787,617
Total	4,234,072	4,514,433
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	632,181
Total	632,181
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	3,559,450	2,716,629
With an allowance recorded	396,977	1,780,640
Total	3,956,427	4,497,269
Related Allowance	191,612	1,133,592
Average Recorded Investment During Period
With no related allowance recorded	3,426,107	3,095,613
With an allowance recorded	827,732	1,408,422
Total	4,253,839	4,504,035
Interest Income Recognized During Period
With no related allowance recorded	148,162	81,122
With an allowance recorded	5,334	68,077
Total	153,496	149,199
Home equity lines of credit
Recorded Investment
With no related allowance recorded	3,436,217	3,025,818
With an allowance recorded	332,637	4,275,455
Total	3,768,854	7,301,273
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,128,509
Total	1,128,509
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,827,438	3,025,818
With an allowance recorded	335,312	4,275,455
Total	3,162,750	7,301,273
Related Allowance	86,848	2,513,666
Average Recorded Investment During Period
With no related allowance recorded	3,492,655	3,068,344
With an allowance recorded	887,651	3,307,957
Total	4,380,306	6,376,301
Interest Income Recognized During Period
With no related allowance recorded	71,781	107,246
With an allowance recorded	11,614	56,386
Total	83,395	163,632
Land acquisition and development
Recorded Investment
With no related allowance recorded	39,009	64,856
With an allowance recorded		285,353
Total	39,009	350,209
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	53,858
Total	53,858
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded		64,856
With an allowance recorded		285,254
Total		350,110
Related Allowance		84,754
Average Recorded Investment During Period
With no related allowance recorded	29,816	2,675,169
With an allowance recorded	222,104	2,216,196
Total	251,920	4,891,365
Interest Income Recognized During Period
With no related allowance recorded		962
With an allowance recorded		5,159
Total		6,121
Real estate construction and development
Recorded Investment
With no related allowance recorded	388,767	1,745,879
With an allowance recorded		699,392
Total	388,767	2,445,271
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	114,445
Total	114,445
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	328,116	1,745,279
With an allowance recorded		762,584
Total	328,116	2,507,863
Related Allowance		157,783
Average Recorded Investment During Period
With no related allowance recorded	936,763	2,824,643
With an allowance recorded	107,306	435,306
Total	1,044,069	3,259,949
Interest Income Recognized During Period
With no related allowance recorded	4,986	13,366
With an allowance recorded		5,644
Total	4,986	19,010
Commercial & multi-family real estate
Recorded Investment
With no related allowance recorded	16,133,126	5,324,044
With an allowance recorded		3,647,191
Total	16,133,126	8,971,235
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	11,071,487
Total	11,071,487
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	10,203,990	5,448,601
With an allowance recorded		3,796,968
Total	10,203,990	9,245,569
Related Allowance		1,229,855
Average Recorded Investment During Period
With no related allowance recorded	12,599,341	4,826,283
With an allowance recorded	1,054,726	4,928,413
Total	13,654,067	9,754,696
Interest Income Recognized During Period
With no related allowance recorded	883,784	199,065
With an allowance recorded		242,713
Total	883,784	441,778
Commercial & industrial
Recorded Investment
With no related allowance recorded	5,710,306	467,448
With an allowance recorded		722,620
Total	5,710,306	1,190,068
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	5,182,085
Total	5,182,085
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	1,500,954	467,964
With an allowance recorded		806,468
Total	1,500,954	1,274,432
Related Allowance		288,909
Average Recorded Investment During Period
With no related allowance recorded	4,242,100	535,836
With an allowance recorded	286,417	1,039,663
Total	4,528,517	1,575,499
Interest Income Recognized During Period
With no related allowance recorded	261,714	64,682
With an allowance recorded		29,661
Total	261,714	94,343
Consumer and other
Recorded Investment
With no related allowance recorded	208,620	68,493
With an allowance recorded		457,698
Total	208,620	526,191
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	174,962
Total	174,962
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	158,503	68,477
With an allowance recorded		459,644
Total	158,503	528,121
Related Allowance		391,497
Average Recorded Investment During Period
With no related allowance recorded	196,759	64,894
With an allowance recorded	87,439	413,568
Total	284,198	478,462
Interest Income Recognized During Period
With no related allowance recorded	2,787	22,192
With an allowance recorded		2,024
Total	$ 2,787	$ 24,216